Cover	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2026
Entity File Number	000-24970
Entity Registrant Name	AGASSI SPORTS ENTERTAINMENT CORP.
Entity Central Index Key	0000930245
Entity Tax Identification Number	88-0203976
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1120 N. Town Center Dr #160
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89144
City Area Code	(702)
Local Phone Number	400-4005
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false